CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Total revenue	$ 13,474	$ 10,694	$ 26,279	$ 21,394
Cost of revenue:
Total cost of revenue	3,219	3,159	6,584	6,068
Gross profit	10,255	7,535	19,695	15,326
Operating expenses:
Research and development	9,274	8,886	18,747	17,356
Sales and marketing	7,289	5,975	14,175	12,248
General and administrative	6,716	3,059	12,219	7,092
Total operating expense	23,279	17,920	45,141	36,696
Loss from operations	(13,024)	(10,385)	(25,446)	(21,370)
Other (expense) income:
Interest expense	(282)	(509)	(514)	(1,230)
Change in fair value of warrant liabilities	2,297	(4,625)	4,028	(4,745)
Other income (expense), net	(779)	1,005	(2,608)	966
Loss before income tax expense	(11,788)	(14,514)	(24,540)	(26,379)
Income tax expense	(62)	(13)	(6)	(28)
Net loss	$ (11,850)	$ (14,527)	$ (24,546)	$ (26,407)
Net loss per share attributable to common shares - basic	$ (0.18)	$ (1.05)	$ (0.54)	$ (2.04)
Net loss per share attributable to common shares - diluted	$ (0.18)	$ (1.05)	$ (0.54)	$ (2.04)
Weighted-average shares outstanding - basic	66,575,652	13,864,320	45,125,926	12,963,436
Weighted-average shares outstanding - diluted	66,575,652	13,864,320	45,125,926	12,963,436
Comprehensive Loss:
Net loss	$ (11,850)	$ (14,527)	$ (24,546)	$ (26,407)
Foreign currency translation adjustment, net of taxes	(1,220)	(372)	667	232
Unrealized gain (loss) from available-for-sale securities, net of taxes			(2,177)
Total comprehensive loss	(13,070)	(14,899)	(26,056)	(26,175)
Subscription
Statement [Line Items]
Total revenue	12,021	9,510	23,298	19,019
Cost of revenue:
Total cost of revenue	1,545	1,454	3,135	3,027
Services
Statement [Line Items]
Total revenue	1,453	1,184	2,981	2,375
Cost of revenue:
Total cost of revenue	$ 1,674	$ 1,705	$ 3,449	$ 3,041